UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959



                              Advisors Series Trust
               (Exact name of registrant as specified in charter)



                            615 East Michigan Street
                               Milwaukee, WI 53202
               (Address of principal executive offices) (Zip code)



                                 Eric M. Banhazl
                              Advisors Series Trust
                       2020 East Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5344
               Registrant's telephone number, including area code



Date of fiscal year end: November 30, 2003
                         -----------------



Date of reporting period:  May 31, 2003


Item 1. Report to Stockholders.

                                  HOLLENCREST
                                  EQUITY FUND

                               Semi-Annual Report
                                  May 31, 2003


                                                              reach for the peak

                         Hollencrest Capital Management

                     Semi-Annual Report Dated May 31, 2003

Dear Fellow Shareholder:

As we write this semi-annual review, the U.S. equity markets have just finished one of their strongest quarters in several years. Given the fact that the 2000-2002 time period gave investors a taste of the most severe bear market since World War II, the first five months of 2003 have provided a welcome relief indeed. We appreciate the trust that all of our shareholders have placed in the Hollencrest management team and would like to thank our new shareholders as well.

Since the inception of the fund on December 23, 2002 through May 31, 2003 the Hollencrest Equity Fund returned 7.07% versus 5.34% for the Dow Jones Industrial Average, 8.25% for the S&P 500 and 15.77% for the NASDAQ. For the three months ended May 31, 2003, the Hollencrest Equity Fund returned 12.15%, versus 12.86% for the Dow Jones Industrial Average, 15.05% for the S&P 500 and 19.44% for the NASDAQ.

While the primary focus of the Hollencrest Equity Fund is to manage equities using a growth-oriented discipline, we did maintain a high allocation to cash and marketable securities of approximately 9% during the first five months of the year. It was our belief that uncertainties surrounding the economic recovery, corporate governance and the conflict in the Middle East necessitated caution and prudence on our part. On a go-forward basis, we expect that our allocation to cash and marketable securities will decline.

The Hollencrest investment discipline utilizes a quantitative stock selection process that identifies companies that we feel have a competitive edge versus their peers. Typically this competitive edge is the result of a unique product, device or technology that differentiates the company from its peers. We continue to believe that in this uncertain and volatile market environment, it is not enough to simply be invested in the market. Managers must use every possible resource to try to buy the best companies and management teams available, and then actively manage the portfolio.

Our largest single position as of May 31, 2003 was in the S&P 500 Index Fund, with a portfolio weighting of 15.1%. We held this index fund simply because we used it as a vehicle to get quickly invested when we formed the Hollencrest Equity Fund.

Our largest sector weightings as of May 31, 2003 are as follows: Medical (10.11%), Communication (8.65%), Retail (7.08%), Computers (5.18%). Overall, the mutual fund held 45 different equity positions as of May 31, 2003.

We expect that there will continue to be rapid sector rotation in the months to come, as investors continue to chase after the stocks making the biggest headlines. As the economic recovery progresses however, earnings will start to identify those sectors that are in fact benefiting the most from the recovery. We believe that the Hollencrest stock selection methodology will provide the mutual fund with proper exposure to these sectors in a timely manner.

As we look back on market history, there is at least one observation that we can make with certainty: every bear market has been followed by a bull market. The combination of interest rates at historic lows, coupled with record levels of cash on the sidelines, coupled with government efforts to stimulate the economy leave us very excited about the future prospects for the Hollencrest Equity Fund. We are grateful for the privilege of managing your assets and we look forward to helping you to attain your financial goals in the years to come. Best regards.

Sincerely,


/s/ Robert B. Wolford                           /s/ Gregory P. Pellizzon
---------------------                           ------------------------
Robert B. Wolford                                Gregory P. Pellizzon
Managing Director                                Managing Director

Must be preceded or accompanied by a prospectus.

Past performance is not indicative of future results. The investment return and principal value of an investment will fluctuates so that an investor's shares, when redeemed, may be worth more or less than their original cost. Investment performance reflects voluntary fee waivers in effect. In the absence of such waivers, total return would be reduced. Short term performance, in particular, is not a good indication of the fund's future performance, and an investment should not be made based solely on returns.

Opinions expressed are those of Robert B. Wolford and Gregory P. Pellizzon and are subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

The Dow Jones Industrial Average, S&P 500 and NASDAQ Indices are unmanaged indices commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Please refer to the schedule of investments for fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

Mutual fund investing involves risk. Principal loss is possible. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Funds that invest in a particular sector may be subject to the risks affecting a particular sector more than would a diversified fund.

Quasar Distributors, LLC, Distributor.  07/03

SCHEDULE OF INVESTMENTS
at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Shares    COMMON STOCKS: 70.39%                         Value
--------------------------------------------------------------------------------
          Automobiles: 1.30%
10,000    Honda Motor Co., Ltd #                 $          179,600
                                                 -------------------
          Beverage: 1.28%
 3,380    Anheuser-Busch Companies, Inc.                    177,889
                                                 -------------------
          Biotechnology: 2.93%
 9,200    Chiron Corp.*                                     405,720
                                                 -------------------
          Casino Gaming: 1.49%
 2,350    International Game Technology                     206,894
                                                 -------------------
          Communication: 8.65%
12,100    Clear Channel Communications, Inc.*               492,470
 6,400    Gannett Co., Inc.                                 505,600
 4,400    Viacom, Inc. - Class B*                           200,288
                                                 -------------------
                                                          1,198,358
                                                 -------------------
          Computers: 5.18%
 9,000    Hewlett-Packard Co.                               175,500
 2,200    Lexmark International, Inc. - Class A*            163,680
22,250    Network Appliance, Inc.                           378,918
                                                 -------------------
                                                            718,098
                                                 -------------------
          Cosmetics & Toiletries: 2.57%
 3,000    Alberto-Culver Co. - Class B                      153,300
 3,400    Colgate-Palmolive Co.                             202,708
                                                 -------------------
                                                            356,008
                                                 -------------------
          Data Processing: 2.57%
 4,800    First Data Corp.                                  198,816
 5,400    SEI Investments Co.                               156,870
                                                 -------------------
                                                            355,686
                                                 -------------------
          Drugs: 3.39%
 3,100    Merck & Co., Inc.                                 172,298
 9,600    Pfizer, Inc.                                      297,792
                                                 -------------------
                                                            470,090
                                                 -------------------
          Finance: 5.03%
 2,800    Freddie Mac                                       167,468
 2,250    Fannie Mae                                        166,500
 5,000    Washington Mutual, Inc.                           203,900
 3,300    Wells Fargo & Co.                                 159,390
                                                 -------------------
                                                            697,258
                                                 -------------------
                See Accompanying Notes to Financial Statements.


SCHEDULE OF INVESTMENTS (Continued) at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Shares          COMMON STOCKS: 70.39% (Continued)       Value
--------------------------------------------------------------------------------
          Freight: 1.34%
 5,300    Expeditors International of
          Washington, Inc.                      $           185,500
                                                -------------------
          Internet Security: 1.08%
 3,300    Symantec Corp.*                                  149,688
                                                -------------------
          Medical: 10.11%
 6,925    Boston Scientific Corp.*                         360,792
 2,600    Cardinal Health, Inc.                            150,046
 5,000    Lincare Holdings, Inc.*                          153,000
 7,100    Medtronic, Inc.                                  345,983
10,600    Respironics, Inc.*                               390,928
                                                -------------------
                                                         1,400,749
                                                -------------------
          Mobile Homes: 1.29%
 4,500    Winnebago Industries, Inc.                       178,920
                                                -------------------
          Pharmacy Services: 1.51%
 3,200    Express Scripts, Inc.*                           209,600
                                                -------------------
          Restaurants: 1.38%
 5,500    Brinker International, Inc.*                     191,565
                                                -------------------
          Retail: 7.08%
 4,200    Hot Topic, Inc.*                                 111,972
 9,400    Pier 1 Imports, Inc.                             189,034
 9,700    Staples, Inc.*                                   188,083
 3,700    Wal-Mart Stores, Inc.                            194,657
 9,650    Walgreen Co.                                     297,124
                                                -------------------
                                                           980,870
                                                -------------------
          Semiconductors: 2.67%
 7,300    Emulex Corp.*                                    180,310
 3,800    Qlogic Corp.*                                    190,418
                                                -------------------
                                                           370,728
                                                -------------------
          Services: 1.69%
 3,200    Affiliated Computer Services, Inc.
          - Class A*                                       148,288
 5,900    PEC Solutions, Inc.*                              86,258
                                                -------------------
                                                           234,546
                                                -------------------
          Software: 2.69%
 4,200    Mercury Interactive Corp.*                       165,102
16,000    Oracle Corp.*                                    208,160
                                                -------------------
                                                           373,262
                                                -------------------
                See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Continued) at May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
Shares      COMMON STOCKS: 70.39% (Continued)           Value
--------------------------------------------------------------------------------
            Telecommunication: 5.16%
   10,000   Nextel Communications, Inc.
            - Class A*                          $           149,900
   10,000   Nokia Oyj #                                     180,400
   13,000   UTStarcom, Inc.*                                385,450
                                                --------------------
                                                            715,750
                                                --------------------
            TOTAL COMMON STOCKS
            (Cost $9,022,067)                   $         9,756,779
                                                --------------------

------------------------------------------------------------------------------
            EXCHANGE TRADED FUNDS: 15.10%
------------------------------------------------------------------------------
   21,581   SPDR Trust Series 1
            (Cost $1,861,085)                   $          2,092,278
                                                --------------------

------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS: 13.62%
------------------------------------------------------------------------------
1,887,708   Federated Cash Trust Treasury
            Money Market
            (Cost $1,887,708)                   $         1,887,708
                                                --------------------
            TOTAL INVESTMENTS IN SECURITIES
            (Cost $12,770,860): 99.11%                   13,736,765
            Other Assets less
            Liabilities: 0.89%                              123,835
                                                --------------------
            NET ASSETS: 100.00%                         $13,860,600
                                                ====================

* Non-income producing security.
 # American Depository Receipt

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       STATEMENT OF ASSETS AND LIABILITIES
                          at May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
     Investments in securities, at value
     (identified cost $12,770,860)                         $13,736,765
     Receivables
         Securities sold                                       151,478
         Dividends and interest                                  3,724
     Prepaid expenses                                            5,604
                                                -----------------------
              Total assets                                  13,897,571
                                                -----------------------
LIABILITIES
     Payables
         Due to advisor                                          3,636
         Distribution and service fees                           5,759
         Due to administrator                                    2,548
     Accrued expenses and other liabilities                     25,028
                                                -----------------------
              Total liabilities                                 36,971
                                                -----------------------

NET ASSETS                                                 $13,860,600
                                                =======================


    Net  asset  value,   offering  and  redemption  price  per  share
    [$13,860,600 / 863,149 shares outstanding; unlimited number of shares (par value $0.01) authorized]

                                                               $16.06
                                                               =======
COMPONENTS OF NET ASSETS
     Paid-in capital                                       $12,975,997
     Accumulated net investment loss                           (72,162)
     Accumulated net realized loss on
     investments                                                (9,140)
     Net unrealized appreciation on investments                965,905
                                                -----------------------
              Net assets                                   $13,860,600
                                                =======================

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
For the period December 23, 2002* through May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Income
         Dividends                                    $        31,800
         Interest                                               5,018
                                                      ----------------
              Total income                                     36,818
                                                      ----------------
     Expenses
         Advisory fees (Note 3)                                41,915
         Organizational fees                                   30,440
         Distribution fees (Note 4)                            13,972
         Service fees (Note 5)                                 13,972
         Administration fees (Note 3)                          13,150
         Fund accounting fees                                  12,141
         Transfer agent fees                                   11,542
         Audit fees                                             9,459
         Registration fees                                      5,699
         Reports to shareholders                                3,946
         Custody fees                                           3,776
         Legal fees                                             3,069
         Trustee fees                                           2,630
         Miscellaneous                                          1,948
         Insurance expense                                      1,266
                                                      ----------------
              Total expenses                                  168,925
              Less: advisory fee waiver and
              absorption (Note 3)                             (59,945)
                                                      ----------------
              Net expenses                                    108,980
                                                      ----------------
NET INVESTMENT LOSS                                           (72,162)
                                                      ----------------

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
     Net realized loss on investments                          (9,140)
     Net change in unrealized appreciation
     on investments                                           965,905
                                                       ----------------
         Net realized and unrealized gain on
         investments                                          956,765
                                                       ----------------
              Net Increase in Net Assets
              Resulting from Operations                      $884,603
                                                       ================
* Commencement of Operations.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   December 23, 2002*
                                                        through
                                                      May 31, 2003
                                                       (Unaudited)
                                                  --------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
     Net investment loss                             $        (72,162)
     Net realized loss on investments                          (9,140)
     Net change in unrealized appreciation
     on investments                                           965,905
                                                  --------------------
         Net increase in net assets resulting
         from operations                                      884,603
                                                  --------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
     Net increase in net assets derived
     from net change in outstanding shares (a)             12,975,997
                                                  --------------------
         Total increase in net assets                      13,860,600
                                                  --------------------
NET ASSETS
Beginning of period                                            --
                                                  --------------------
End of period                                             $13,860,600
                                                  ====================

(a) A summary of share transactions is as follows:

                                                      December 23, 2002*
                                                          through
                                                        May 23, 2003
                                                        (Unaudited)
                                                  Shares         Paid in Capital
                                                  ------         ---------------
Shares sold                                       915,143        $13,749,509
Shares issued on reinvestments
of distributions                                       --                 --
Shares redeemed                                   (51,994)          (773,512)
                                                --------------------------------
Net increase                                      863,149        $12,975,997
                                                ================================
*  Commencement of Operations.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period

                                                        December 23, 2002*
                                                             through
                                                           May 31, 2003
                                                           (Unaudited)
                                                  ------------------------------

Net asset value, beginning of period                             $15.00
                                                      ------------------
Income from investment operations:
Net investment loss                                               (0.08)
Net realized and unrealized gain on investments                    1.14
                                                      ------------------
Total from investment operations                                   1.06
                                                      ------------------
Less distributions:
From net investment income                                           --
From realized gain from security transactions                        --
                                                      ------------------
Total distributions                                                  --
                                                      ------------------
Net asset value, end of period
                                                                 $16.06
                                                                 =======

Total return                                                     7.07%++

Ratios/supplemental data:
Net assets, end of period (thousands)                           $13,861
Ratio of expenses to average net assets:
Before expense reimbursement                                     3.02%+
After expense reimbursement                                      1.95%+
Ratio of net investment loss to average net assets
After expense reimbursement                                    (1.29%)+
Portfolio turnover rate                                       104.12%++

*  Commencement of Operations.
+  Annualized.
++  Not Annualized.

                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
                            May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Hollencrest Equity Fund, (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital. The Fund attempts to achieve its objective by investing primarily in equity securities of small, medium and large domestic companies that offer the possibility of capital growth. The Fund began operations on December 23, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ
     National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     Effective June 13, 2003, the Board of Trustees amended the valuation procedures to allow for the use of the NASDAQ Official Closing Price ("NOCP") for securities primarily traded on the NASDAQ National Market System, when applicable.

B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                            May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the period ended May 31, 2003, Hollencrest Capital Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the period ended May 31, 2003, the Fund incurred $41,915 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.95% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the period ended May 31, 2003, the Advisor reduced its fees in the amount of $59,945; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $59,945 and expire as follows:

                 Year                 Amount
                 ----                 ------
                 2006                $59,945

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                            May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

Fund asset level                          Fee rate
----------------                          --------
Less than $20 million                     $30,000
$20 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                    0.05% of average daily net assets

     Quasar  Distributors,  LLC (the "Distributor") acts as the Fund's principal
underwriter  in  a  continuous  public  offering  of  the  Fund's  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION FEE

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the period ended May 31, 2003, the Fund paid the Distribution Coordinator $13,972.

NOTE 5 - SHAREHOLDER SERVICING FEE

     The Fund has entered into a Shareholder Servicing Agreement with Hollencrest Capital Management (the "Advisor"), under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended May 31, 2003, the Fund incurred shareholder servicing fees of $13,972 under the agreement.

--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                            May 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     For the period ended May 31, 2003, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $21,460,724 and $10,568,432, respectively.

NOTE 7 - SUBSEQUENT EVENTS

     On June 13, 2003, PricewaterhouseCoopers LLP ("PwC") resigned as the independent auditors for the Hollencrest Equity Fund (the "Fund"), a series of Advisors Series Trust (the "Company"). On June 13, 2003, the Company retained Tait Weller & Baker CPA's, LLP ("Tait") as the independent auditors for the Funds. The retention of Tait as the independent auditors of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

                                     Advisor
                         Hollencrest Capital Management
                          100 Bayview Circle, Suite 500
                         Newport Beach, California 92660
                               www.hollencrest.com

                                   Distributor
                            Quasar Distributors, LLC
                       615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202

                                    Custodian
                                 U.S. Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                 Transfer Agent
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                                 (866) 776-4445

                              Independent Auditors
                            Tait, Weller & Baker, LLP
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                  Legal Counsel
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                         San Francisco, California 94105

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a current prospectus please call 866-776-4445.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.


Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.


Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8. [Reserved]


Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Advisors Series Trust

         By (Signature and Title)_/s/        Eric M. Banhazl
                                  ------------------------------------
                                            Eric M. Banhazl, President

         Date     7/31/03
               --------------------------------------------------------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant)  Advisors Series Trust

         By (Signature and Title)_/s/        Douglas G. Hess
                                  ------------------------------------
                                            Douglas G. Hess, Treasurer

         Date              7/31/03
                 ------------------------------------------------------